Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 31, 2018	Dec. 31, 2017
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Interest-bearing loans and borrowings	$ 109,800		$ 116,382
Bank overdrafts	114		117
Cash and cash equivalents	$ 7,074		10,472
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings		$ 105,584	108,949
Current interest-bearing loans and borrowings		4,216	7,433
Interest-bearing loans and borrowings		109,800	116,382
Bank overdrafts		114	117
Cash and cash equivalents		(7,074)	(10,472)
Interest bearing loans granted and other deposits (included within Trade and other receivables)		(267)	(309)
Debt securities (included within Investment securities)		(111)	(1,328)
Net debt		$ 102,462	$ 104,391